TRANSAMERICA PREMIER FUNDS
                                 INVESTOR SHARES

                        Supplement Dated December 3, 1999
                         to Prospectus Dated May 1, 1999


THE FOLLOWING INFORMATION SUPPLEMENTS THE INVESTMENT ADVISER SECTION of the prospectus on pages 20-21 which identifies the managers for each of the Funds. It incorporates previous supplements to the May 1, 1999, prospectus and, for your reading convenience, restates some information which has not changed since the May 1 prospectus. You should read this supplement together with the prospectus.

         TRANSAMERICA PREMIER AGGRESSIVE GROWTH FUND
         PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO, CFA, Vice President and Fund Manager, Transamerica Investment Services. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, the Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999.
         Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.

         CO-MANAGER SINCE 1999: DANIEL J. PRISLIN
         (See Value Fund below for biography.)

         TRANSAMERICA PREMIER SMALL COMPANY FUND
         PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO
         (See Aggressive Growth Fund above for biography.)

          CO-MANAGER SINCE 1999: TIMOTHY S. GAUMER, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of a Transamerica corporate account. Co-Manager of the Transamerica Small Company Fund since l999. Member of The Security Analysts of San Francisco. Equity analyst, Chancellor LGT Asset Management, 1995-1997. Senior analyst, Emerging Growth Management, 1994-1995. B.S., University of Illinois. M.B.A., University of Dallas. Joined Transamerica in 1997.

         TRANSAMERICA  PREMIER EQUITY FUND PRIMARY  MANAGER SINCE 1998 : JEFFREY
         S. VAN HARTE (See Equity Fund on page 20 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: GARY U. ROLLE'
         (See Balanced Fund on page 20 of the prospectus for biography.)

         TRANSAMERICA PREMIER INDEX FUND
         PRIMARY MANAGER SINCE 1998: LISA L. HANSEN (See Index Fund on page 20 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU (See Bond Fund on page 21 of prospectus for biography.)

          TRANSAMERICA PREMIER VALUE FUND PRIMARY MANAGER SINCE 1999: DANIEL J. PRISLIN, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. M.B.A., University of California at Berkeley. Joined Transamerica in 1998.

         CO-MANAGER SINCE 1998: JEFFREY S. VAN HARTE (See Equity Fund on page 20 of prospectus for biography.)

         TRANSAMERICA PREMIER BALANCED FUND
         PRIMARY MANAGER SINCE 1998: GARY U. ROLLE' (See Balanced Fund on page 20 of prospectus for biography.)

         CO-MANAGER SINCE 1999: JEFFREY S. VAN HARTE (See Equity Fund on page 20 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU (See Bond Fund on page 21 of prospectus for biography.)

         TRANSAMERICA PREMIER BOND FUND
         PRIMARY MANAGER SINCE 1998: MATTHEW W. KUHNS (See Bond Fund on page 20 of the prospectus for his biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU
         (See Bond Fund on page 21 of prospectus for biography.)

         TRANSAMERICA PREMIER HIGH YIELD BOND FUND
         PRIMARY MANAGER SINCE 1998: MATTHEW W. KUHNS (See Bond Fund on page 20 of the prospectus for his biography.)

          CO-MANAGER SINCE 1999: THOMAS J. RAY, CFA, Vice President and Portfolio Manager, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts and Bond Club of Los Angeles. M.S., University of Wisconsin-Madison. B.B.A., University of Wisconsin-Madison. Course Administrator, University of Wisconsin-Madison Graduate School of Business, 1990-1991. Financial Analyst, Madison Valuation Associates, 1989-1991. Joined Transamerica in 1991.

         CO-MANAGER SINCE 1999:  EDWARD S. HAN
         (See Cash Reserve below for biography.)

          TRANSAMERICA  PREMIER CASH RESERVE PRIMARY MANAGER SINCE 1999:  EDWARD
          S. HAN, Securities Analyst, Transamerica Investment Services. M.B.A., Darden Graduate School of Business Administration at the University of Virginia. B.A., University of California at Irvine. Vice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.

         CO-MANAGER SINCE 1999: HEIDI Y. HU
         (See Bond Fund on page 21 of prospectus for biography.)

THE FOLLOWING CHANGES WERE MADE TO THE YOUR GUIDE TO: DIVIDENDS & CAPITAL GAINS, FACTS ABOUT THE PREMIER CASH RESERVE FUND SECTION OF THE PROSPECTUS on page 31, effective August 11, 1999, as stated in an August 11, 1999, supplement to the prospectus.

Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly.
You will begin earning these dividends on the next business day after your purchase is effective.
You will earn dividends on the day your redemption is paid.


THE FOLLOWING INFORMATION REPLACES THE AEGON AGREEMENT SECTION of the prospectus on page 21, as stated in a July 29, 1999, supplement to the prospectus.

     AEGON Acquisition

     On July 21, 1999, Transamerica Corporation merged with a subsidiary of AEGON N.V., one of the world's leading international insurance groups. As a result of the merger, the investment advisory contracts between Transamerica Investors, Inc. (the Premier Funds) and Transamerica Investment Services, Inc. (TIS), the Premier Funds' investment adviser, automatically terminated and the new investment advisory contracts between the Premier Funds and TIS, approved at a special meeting of Premier Fund shareholders on June 16,1999, became effective.

     As of July 21, 1999, AEGON N.V. indirectly owns the Premier Funds' Administrator, Transamerica Occidental Life Insurance Company; Distributor, Transamerica Securities Sales Corporation; and Investment Adviser, Transamerica Investment Services, Inc.

                           TRANSAMERICA PREMIER FUNDS
                        INVESTOR AND INSTITUTIONAL SHARES

                        Supplement Dated December 3, 1999
              Statement of Additional Information Dated May 1, 1999

The following information supplements the Statement of Additional Information. Please read it together with the Statement of Additional Information.

The "Director and Officers" information in the "Management of the Company" section, beginning on page 19, is amended as follows:

Nooruddin S. Veerjee is deleted as Director, Chairman and Chief Executive Officer. Richard N. Latzer replaces Nooruddin S. Veerjee as Director and Chairman. Mr. Latzer's principal occupation during the last five years is as follows: President, Chief Executive Officer and Director of Transamerica Investment Services, Inc.; Senior Vice President and Chief Investment Officer of Transamerica Corporation. Director and Chief Investment Officer of Transamerica Occidental Life Insurance Company.

Gary U. Rolle' is deleted as Director.

Nicki Bair is deleted as President and is replaced by Mr. Rolle'. Mr. Rolle's primary occupation during the last five years is listed on page 20 of the Statement of Additional Information.

                           TRANSAMERICA PREMIER FUNDS
                           CLASS A AND CLASS M SHARES

                        Supplement Dated December 3, 1999
              Statement of Additional Information Dated May 1, 1999

The following information supplements the Statement of Additional Information. Please read it together with the Statement of Additional Information.

The "Director and Officers" information in the "Management of the Company" section, beginning on page 19, is amended as follows:

Nooruddin S. Veerjee is deleted as Director, Chairman and Chief Executive Officer. Richard N. Latzer replaces Nooruddin S. Veerjee as Director and Chairman. Mr. Latzer's principal occupation during the last five years is as follows: President, Chief Executive Officer and Director of Transamerica Investment Services, Inc.; Senior Vice President and Chief Investment Officer of Transamerica Corporation. Director and Chief Investment Officer of Transamerica Occidental Life Insurance Company.

Gary U. Rolle' is deleted as Director.

Nicki Bair is deleted as President and is replaced by Mr. Rolle'. Mr. Rolle's primary occupation during the last five years is listed on page 20 of the Statement of Additional Information.

                           TRANSAMERICA PREMIER FUNDS
                              INSTITUTIONAL SHARES

                        Supplement Dated December 3, 1999
                         to Prospectus Dated May 1, 1999


THE FOLLOWING INFORMATION SUPPLEMENTS THE INVESTMENT ADVISER SECTION of the prospectus on pages 16-17 which identifies the managers for each of the Funds. It incorporates previous supplements to the May 1, 1999, prospectus and, for your reading convenience, restates some information which has not changed since the May 1 prospectus. You should read this supplement together with the prospectus.

         TRANSAMERICA PREMIER AGGRESSIVE GROWTH FUND
         PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO, CFA, Vice President and Fund Manager, Transamerica Investment Services. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, the Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999.
         Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.

         CO-MANAGER SINCE 1999: DANIEL J. PRISLIN
         (See Value Fund below for biography.)

         TRANSAMERICA PREMIER SMALL COMPANY FUND
         PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO
         (See Aggressive Growth Fund above for biography.)

          CO-MANAGER SINCE 1999: TIMOTHY S. GAUMER, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of a Transamerica corporate account. Co-Manager of the Transamerica Small Company Fund since l999. Member of The Security Analysts of San Francisco. Equity analyst, Chancellor LGT Asset Management, 1995-1997. Senior analyst, Emerging Growth Management, 1994-1995. B.S., University of Illinois. M.B.A., University of Dallas. Joined Transamerica in 1997.

         TRANSAMERICA  PREMIER EQUITY FUND PRIMARY  MANAGER SINCE 1998 : JEFFREY
         S. VAN HARTE (See Equity Fund on page 16 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: GARY U. ROLLE'
         (See Balanced Fund on page 16 of the prospectus for biography.)

         TRANSAMERICA PREMIER INDEX FUND
         PRIMARY MANAGER SINCE 1998: LISA L. HANSEN (See Index Fund on page 16 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU (See Bond Fund on page 16 of prospectus for biography.)

          TRANSAMERICA PREMIER VALUE FUND PRIMARY MANAGER SINCE 1999: DANIEL J. PRISLIN, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. M.B.A., University of California at Berkeley. Joined Transamerica in 1998.

         CO-MANAGER SINCE 1998: JEFFREY S. VAN HARTE (See Equity Fund on page 16 of prospectus for biography.)

         TRANSAMERICA PREMIER BALANCED FUND
         PRIMARY MANAGER SINCE 1998: GARY U. ROLLE' (See Balanced Fund on page 16 of prospectus for biography.)

         CO-MANAGER SINCE 1999: JEFFREY S. VAN HARTE (See Equity Fund on page 16 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU (See Bond Fund on page 16 of prospectus for biography.)

         TRANSAMERICA PREMIER BOND FUND
         PRIMARY MANAGER SINCE 1998: MATTHEW W. KUHNS (See Bond Fund on page 16 of the prospectus for his biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU
         (See Bond Fund on page 16 of prospectus for biography.)

         TRANSAMERICA PREMIER HIGH YIELD BOND FUND
         PRIMARY MANAGER SINCE 1998: MATTHEW W. KUHNS (See Bond Fund on page 16 of the prospectus for his biography.)

          CO-MANAGER SINCE 1999: THOMAS J. RAY, CFA, Vice President and Portfolio Manager, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts and Bond Club of Los Angeles. M.S., University of Wisconsin-Madison. B.B.A., University of Wisconsin-Madison. Course Administrator, University of Wisconsin-Madison Graduate School of Business, 1990-1991. Financial Analyst, Madison Valuation Associates, 1989-1991. Joined Transamerica in 1991.

         CO-MANAGER SINCE 1999:  EDWARD S. HAN
         (See Cash Reserve below for biography.)

          TRANSAMERICA  PREMIER CASH RESERVE PRIMARY MANAGER SINCE 1999:  EDWARD
          S. HAN, Securities Analyst, Transamerica Investment Services. M.B.A., Darden Graduate School of Business Administration at the University of Virginia. B.A., University of California at Irvine. Vice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.

         CO-MANAGER SINCE 1999: HEIDI Y. HU
         (See Bond Fund on page 16 of prospectus for biography.)

THE FOLLOWING CHANGES WERE MADE TO THE YOUR GUIDE TO: DIVIDENDS & CAPITAL GAINS, FACTS ABOUT THE PREMIER CASH RESERVE FUND SECTION OF THE PROSPECTUS on page 22, effective August 11, 1999, as stated in an August 11, 1999, supplement to the prospectus.

Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly.
You will begin earning these dividends on the next business day after your purchase is effective.
You will earn dividends on the day your redemption is paid.


THE FOLLOWING INFORMATION REPLACES THE AEGON AGREEMENT SECTION of the prospectus on page 17, as stated in a July 29, 1999, supplement to the prospectus.

     AEGON Acquisition

     On July 21, 1999, Transamerica Corporation merged with a subsidiary of AEGON N.V., one of the world's leading international insurance groups. As a result of the merger, the investment advisory contracts between Transamerica Investors, Inc. (the Premier Funds) and Transamerica Investment Services, Inc. (TIS), the Premier Funds' investment adviser, automatically terminated and the new investment advisory contracts between the Premier Funds and TIS, approved at a special meeting of Premier Fund shareholders on June 16,1999, became effective.

As of July 21, 1999, AEGON N.V. indirectly owns the Premier Funds' Administrator, Transamerica Occidental Life Insurance Company; Distributor, Transamerica Securities Sales Corporation; and Investment Adviser, Transamerica Investment Services, Inc.

                           TRANSAMERICA PREMIER FUNDS
                           CLASS A AND CLASS M SHARES

                        Supplement Dated December 3, 1999
                         to Prospectus Dated May 1, 1999


THE FOLLOWING INFORMATION SUPPLEMENTS THE INVESTMENT ADVISER SECTION of the prospectus on pages 18-19 which identifies the managers for each of the Funds. It incorporates previous supplements to the May 1, 1999, prospectus and, for your reading convenience, restates some information which has not changed since the May 1 prospectus. You should read this supplement together with the prospectus.

         TRANSAMERICA PREMIER AGGRESSIVE GROWTH FUND
         PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO, CFA, Vice President and Fund Manager, Transamerica Investment Services. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Co-Manager of the Transamerica Premier Index Fund. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Balanced Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.

         CO-MANAGER SINCE 1999: DANIEL J. PRISLIN
         (See Value Fund below for biography.)

         TRANSAMERICA PREMIER SMALL COMPANY FUND
         PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO
         (See Aggressive Growth Fund above for biography.)

          CO-MANAGER SINCE 1999: TIMOTHY S. GAUMER, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of a Transamerica corporate account. Co-Manager of the Transamerica Small Company Fund since l999. Member of The Security Analysts of San Francisco. Equity analyst, Chancellor LGT Asset Management, 1995-1997. Senior analyst, Emerging Growth Management, 1994-1995. B.S., University of Illinois. M.B.A., University of Dallas. Joined Transamerica in 1997.

         TRANSAMERICA  PREMIER EQUITY FUND PRIMARY  MANAGER SINCE 1998 : JEFFREY
         S. VAN HARTE (See Equity Fund on page 18 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: GARY U. ROLLE'
         (See Balanced Fund on page 18 of the prospectus for biography.)

         TRANSAMERICA PREMIER INDEX FUND
         PRIMARY MANAGER SINCE 1998: LISA L. HANSEN (See Index Fund on page 18 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU (See Bond Fund on page 18 of prospectus for biography.)

          TRANSAMERICA PREMIER VALUE FUND PRIMARY MANAGER SINCE 1999: DANIEL J. PRISLIN, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. M.B.A., University of California at Berkeley. Joined Transamerica in 1998.

         CO-MANAGER SINCE 1998: JEFFREY S. VAN HARTE (See Equity Fund on page 18 of prospectus for biography.)

         TRANSAMERICA PREMIER BALANCED FUND
         PRIMARY MANAGER SINCE 1998: GARY U. ROLLE' (See Balanced Fund on page 18 of prospectus for biography.)

         CO-MANAGER SINCE 1999: JEFFREY S. VAN HARTE (See Equity Fund on page 18 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU (See Bond Fund on page 18 of prospectus for biography.)

         TRANSAMERICA PREMIER BOND FUND
         PRIMARY MANAGER SINCE 1998: MATTHEW W. KUHNS (See Bond Fund on page 18 of the prospectus for his biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU
         (See Bond Fund on page 18 of prospectus for biography.)

         TRANSAMERICA PREMIER HIGH YIELD BOND FUND
         PRIMARY MANAGER SINCE 1998: MATTHEW W. KUHNS (See Bond Fund on page 18 of the prospectus for his biography.)

          CO-MANAGER SINCE 1999: THOMAS J. RAY, Vice President and Portfolio Manager, Transamerica Investment Services. Chartered Financial Analyst. Member of the Los Angeles Society of Financial Analysts and Bond Club of Los Angeles. M.S., University of Wisconsin-Madison. B.B.A., University of Wisconsin-Madison. Course Administrator, University of Wisconsin-Madison Graduate School of Business, 1990-1991. Financial Analyst, Madison Valuation Associates, 1989-1991. Joined Transamerica in 1991.

         CO-MANAGER SINCE 1999:  EDWARD S. HAN
         (See Cash Reserve below for biography.)

          TRANSAMERICA  PREMIER CASH RESERVE PRIMARY MANAGER SINCE 1999:  EDWARD
          S. HAN, Securities Analyst, Transamerica Investment Services. M.B.A., Darden Graduate School of Business Administration at the University of Virginia. B.A., University of California at Irvine. Vice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.

         CO-MANAGER SINCE 1999: HEIDI Y. HU
         (See Bond Fund on page 18 of prospectus for biography.)

THE FOLLOWING CHANGES WERE MADE TO THE YOUR GUIDE TO: DIVIDENDS & CAPITAL GAINS, FACTS ABOUT THE PREMIER CASH RESERVE FUND SECTION OF THE PROSPECTUS on page 21, effective August 11, 1999, as stated in an August 11, 1999, supplement to the prospectus.

Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly.
You will begin earning these dividends on the next business day after your purchase is effective.
You will earn dividends on the day your redemption is paid.


THE FOLLOWING INFORMATION REPLACES THE AEGON AGREEMENT SECTION of the prospectus on page 19, as stated in a July 29, 1999, supplement to the prospectus.

     AEGON Acquisition

     On July 21, 1999, Transamerica Corporation merged with a subsidiary of AEGON N.V., one of the world's leading international insurance groups. As a result of the merger, the investment advisory contracts between Transamerica Investors, Inc. (the Premier Funds) and Transamerica Investment Services, Inc. (TIS), the Premier Funds' investment adviser, automatically terminated and the new investment advisory contracts between the Premier Funds and TIS, approved at a special meeting of Premier Fund shareholders on June 16,1999, became effective.

As of July 21, 1999, AEGON N.V. indirectly owns the Premier Funds' Administrator, Transamerica Occidental Life Insurance Company; Distributor, Transamerica Securities Sales Corporation; and Investment Adviser, Transamerica Investment Services, Inc.

                           TRANSAMERICA PREMIER FUNDS
                           CLASS A AND CLASS M SHARES

                        Supplement Dated December 3, 1999
                         to Prospectus Dated May 1, 1999


THE FOLLOWING INFORMATION SUPPLEMENTS THE INVESTMENT ADVISER SECTION of the prospectus on pages 18-19 which identifies the managers for each of the Funds. It incorporates previous supplements to the May 1, 1999, prospectus and, for your reading convenience, restates some information which has not changed since the May 1 prospectus. You should read this supplement together with the prospectus.

         TRANSAMERICA PREMIER AGGRESSIVE GROWTH FUND
         PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO, CFA, Vice President and Fund Manager, Transamerica Investment Services. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, the Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999.
         Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.

         CO-MANAGER SINCE 1999: DANIEL J. PRISLIN
         (See Value Fund below for biography.)

         TRANSAMERICA PREMIER SMALL COMPANY FUND
         PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO
         (See Aggressive Growth Fund above for biography.)

          CO-MANAGER SINCE 1999: TIMOTHY S. GAUMER, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of a Transamerica corporate account. Co-Manager of the Transamerica Small Company Fund since l999. Member of The Security Analysts of San Francisco. Equity analyst, Chancellor LGT Asset Management, 1995-1997. Senior analyst, Emerging Growth Management, 1994-1995. B.S., University of Illinois. M.B.A., University of Dallas. Joined Transamerica in 1997.

         TRANSAMERICA  PREMIER EQUITY FUND PRIMARY  MANAGER SINCE 1998 : JEFFREY
         S. VAN HARTE (See Equity Fund on page 18 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: GARY U. ROLLE'
         (See Balanced Fund on page 18 of the prospectus for biography.)

         TRANSAMERICA PREMIER INDEX FUND
         PRIMARY MANAGER SINCE 1998: LISA L. HANSEN (See Index Fund on page 18 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU (See Bond Fund on page 18 of prospectus for biography.)

          TRANSAMERICA PREMIER VALUE FUND PRIMARY MANAGER SINCE 1999: DANIEL J. PRISLIN, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. M.B.A., University of California at Berkeley. Joined Transamerica in 1998.

         CO-MANAGER SINCE 1998: JEFFREY S. VAN HARTE (See Equity Fund on page 18 of prospectus for biography.)

         TRANSAMERICA PREMIER BALANCED FUND
         PRIMARY MANAGER SINCE 1998: GARY U. ROLLE' (See Balanced Fund on page 18 of prospectus for biography.)

         CO-MANAGER SINCE 1999: JEFFREY S. VAN HARTE (See Equity Fund on page 18 of the prospectus for biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU (See Bond Fund on page 18 of prospectus for biography.)

         TRANSAMERICA PREMIER BOND FUND
         PRIMARY MANAGER SINCE 1998: MATTHEW W. KUHNS (See Bond Fund on page 18 of the prospectus for his biography.)

         CO-MANAGER SINCE 1999: HEIDI Y. HU
         (See Bond Fund on page 18 of prospectus for biography.)

          TRANSAMERICA  PREMIER CASH RESERVE PRIMARY MANAGER SINCE 1999: EDWARDS
          S. HAN, Securities Analyst, Transamerica Investment Services. M.B.A. (business administration), Darden Graduate School of Business
          Administration at the University of Virginia. B.A., (economics), University of California at Irvine. Vice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.

         CO-MANAGER SINCE 1999: HEIDI Y. HU
         (See Bond Fund on page 18 of prospectus for biography.)

THE FOLLOWING CHANGES WERE MADE TO THE YOUR GUIDE TO: DIVIDENDS & CAPITAL GAINS, FACTS ABOUT THE PREMIER CASH RESERVE FUND SECTION OF THE PROSPECTUS on page 21, effective August 11, 1999, as stated in an August 11, 1999, supplement to the prospectus.

Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly.
You will begin earning these dividends on the next business day after your purchase is effective.
You will earn dividends on the day your redemption is paid.


THE FOLLOWING INFORMATION REPLACES THE AEGON AGREEMENT SECTION of the prospectus on page 19, as stated in a July 29, 1999, supplement to the prospectus.

     AEGON Acquisition

     On July 21, 1999, Transamerica Corporation merged with a subsidiary of AEGON N.V., one of the world's leading international insurance groups. As a result of the merger, the investment advisory contracts between Transamerica Investors, Inc. (the Premier Funds) and Transamerica Investment Services, Inc. (TIS), the Premier Funds' investment adviser, automatically terminated and the new investment advisory contracts between the Premier Funds and TIS, approved at a special meeting of Premier Fund shareholders on June 16,1999, became effective.

As of July 21, 1999, AEGON N.V. indirectly owns the Premier Funds' Administrator, Transamerica Occidental Life Insurance Company; Distributor, Transamerica Securities Sales Corporation; and Investment Adviser, Transamerica Investment Services, Inc.